Cover	Aug. 06, 2021
Cover [Abstract]
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Camber Energy, Inc. (the “Company”) is filing this Current Report on Form 8-K/A (“Amendment No. 1”) to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on August 9, 2021 (the “Initial Report”), which described the acquisition by the Company’s majority-owned subsidiary, Viking Energy Group, Inc. (“Viking”), of 2,436 Class A Common Shares of Simson-Maxwell Ltd. (“Simson-Maxwell”), representing approximately 60.5% of the total issued and outstanding shares of Simson-Maxwell.
Entity Emerging Growth Company	false
Document Period End Date	Aug. 06, 2021
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	001-32508
Entity Tax Identification Number	20-2660243
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	CEI
Security Exchange Name	NYSE